INCOME TAXES - Narrative (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 1,289,000	$ 13,698,000
Investment in Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 0	$ 0